Bank Loans (Tables)	12 Months Ended
Dec. 31, 2024
Bank Loans [Abstract]
Schedule of Bank Loans

Bank loans as of December 31, 2024 and 2023 are summarized as follows:

	December 31,	December 31,
	2024	2023
Bank loans	€90,756	€328,236
Lines of credit	4,279,193	3,661,662
	4,369,949	3,989,898
less: current portion	(4,369,949)	(3,895,585)
	€-	€94,313

Schedule of Terms and Conditions of Outstanding Bank Loans

The terms and conditions of outstanding bank loans are as follows:

		Nominal		December 31, 2024		December 31, 2023
		interest	Year of	Face	Carrying	Face	Carrying
Bank Loans	Currency	rate	maturity	Value	Amount	Value	Amount
Bankia SA	EUR	1.50%	2025	400,000	34,638	400,000	136,378
Targobank SA	EUR	1.87%	2025	100,000	12,886	100,000	38,322
Banco de Sabadell SA	EUR	1.50%	2025	250,000	21,411	250,000	85,004
Liberbank	EUR	1.55%	2025	170,000	21,821	170,000	68,532
				€920,000	€90,756	€920,000	€328,236

Schedule of Principal Repayments to Maturity by Fiscal Year	Principal repayments to maturity by fiscal year are as follows:
Year ended December 31,
2025	€90,756
Total	€90,756

Schedule of Company Maintains the Following Lines of Credit

In addition, the Company maintains the following lines of credit:

				December 31,
		Nominal		2024
	Credit	interest		Carrying
Line of credit	Limit	rate	Maturity	Value
Caixabank	€2,500,000	0.60% + Euribor	3/25/2025	€2,455,013
Sabadell	2,400,000	1.20% + Euribor	2/8/2025	196,576
BBVA	1,570,000	1.90% + Euribor	12/22/2025	992,712
Santander	4,000,000	0.45% + Euribor	2/28/2025	30,720
Bankinter	2,690,000	0.90% + Euribor	3/20/2025	494,172
Bankinter	110,000	0.75% + Euribor	3/20/2025	110,000
	€13,270,000			€4,279,193

As of December 31, 2023

				‘December 31,
		Nominal		2023
	Credit	interest		Carrying
Line of credit	Limit	rate	Maturity	Value
Caixabank	€2,500,000	2.00% + Euribor	4/25/2024	€2,308,058
Sabadell	2,700,000	2.75% + Euribor	5/28/2024	-
BBVA	1,500,000	1.65% + Euribor	12/22/2024	270,866
Santander	4,000,000	1.65% + Euribor	6/28/2024	1,012,738
Abanca	700,000	2.00% + Euribor	11/30/2024	-
Bankinter ICO	700,000	1.40% + Euribor	6/21/2024	70,000
	€12,100,000			€3,661,662